The Company and its operations (Details) - BRL (R$) R$ in Millions	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Inventory write-off		R$ 216
Other provisions, amount	R$ 781
Cost Of Sold [Member]
IfrsStatementLineItems [Line Items]
Write-off of property, plant and equipment	459
Inventory write-off	30
Other Expenses [Member]
IfrsStatementLineItems [Line Items]
Inventory write-off	42
Impairment loss on goodwill	192
Other provisions, amount	R$ 58